Income Taxes Deferred Tax Assets and Liabilities (Details) - USD ($) $ in Thousands	Dec. 31, 2014	Dec. 31, 2013
Income Tax Disclosure [Abstract]
Accrued expenses	$ 1,052	$ 612
Stock-based compensation	336	241
Assets of discontinued operations, net of liabilities	1,882	1,938
Other	15	25
Gross deferred tax assets, current	3,285	2,816
Net operating loss carryforwards	29,981	26,286
Research and development credits	2,684	2,373
Deferred financing costs	0	(800)
Gross deferred tax assets, noncurrent	32,665	27,859
Total deferred tax assets	35,950	30,675
Valuation allowance	(35,950)	(30,675)
Net deferred tax assets	$ 0	$ 0